GENERAL	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General

1.	GENERAL

Golar LNG Limited (the “Company” or “Golar”) was incorporated in Hamilton, Bermuda on May 10, 2001 for the purpose of acquiring the liquefied natural gas (“LNG") shipping interests of Osprey Maritime Limited, which was owned by World Shipholding Limited.

Our operations have evolved from LNG shipping, floating regasification, combined cycle gas fired power plants to our current focus on floating liquefaction operations. We design, construct, own and operate marine infrastructure for the liquefaction of natural gas and the regasification, storage and offloading of LNG. As of December 31, 2022, our fleet was comprised of two LNG carriers (of which one vessel is contracted for conversion to a Floating Storage Regasification Unit (“FSRU”) subject to receipt of notice to proceed and subsequent sale, the Golar Arctic) and two FLNGs (the Hilli Episeyo (the “FLNG Hilli”) which is operational and the Gimi, which is currently under conversion to a FLNG).

We are listed on the Nasdaq under the ticker: “GLNG”.

As used herein and unless otherwise required by the context, the terms “Golar”, the “Company”, “we”, “our” and words of similar import refer to Golar or any one or more of its consolidated subsidiaries, or to all such entities.